Deposits(Table)	12 Months Ended
Dec. 31, 2019
Deposits From Customers Abstract [Abstract]
Deposit Liabilities Type Table Text Block [Text Block]

Details of deposits as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	115,602,691	￦	127,790,349
Demand deposits in foreign currencies		6,887,280		8,550,068

Total demand deposits		122,489,971		136,340,417

Time deposits
Time deposits in Korean won		145,336,136		157,653,603
Time deposits in foreign currencies		5,501,887		7,377,173
Fair value adjustments on valuation of fair value hedged items		(89,264)		(18,391)

Total time deposits		150,748,759		165,012,385

Certificates of deposits		3,531,719		4,239,969

Total deposits	￦	276,770,449	￦	305,592,771